INTANGIBLE ASSETS - Licenses / Authorizations (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Licenses | Minimum
INTANGIBLE ASSETS
Annual amortization rate (%)	3.60%	3.60%
Licenses | Maximum
INTANGIBLE ASSETS
Annual amortization rate (%)	24.00%	20.34%
Computer software [member]
INTANGIBLE ASSETS
Annual amortization rate (%)	20.00%	20.00%
Brand | Minimum
INTANGIBLE ASSETS
Annual amortization rate (%)	5.13%	5.13%
Brand | Maximum
INTANGIBLE ASSETS
Annual amortization rate (%)	23.50%	23.50%
Customer-related intangible assets | Minimum
INTANGIBLE ASSETS
Annual amortization rate (%)	9.52%	9.52%
Customer-related intangible assets | Maximum
INTANGIBLE ASSETS
Annual amortization rate (%)	20.70%	20.70%
Other intangible assets [member] | Minimum
INTANGIBLE ASSETS
Annual amortization rate (%)	6.67%	6.67%
Other intangible assets [member] | Maximum
INTANGIBLE ASSETS
Annual amortization rate (%)	20.00%	20.00%